REVENUE RECOGNITION Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2025
Revenue Recognition and Deferred Revenue [Abstract]
Revenue from LiDAR sensors and critical components		$ 3,895	$ 1,540
Revenues from application engineering services		2,892	$ 15,850
Sale of machinery including adjustments	$ 10,000
Revenue recognized over time from machinery adjustments		346
Deferred revenues recognized		398
Performance obligations transaction price		22,641
Deferred revenues		$ 22